1933 Act File No. 333-151713
1940 Act File No. 811-22209

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON August 30, 2018

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 539	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 542	[X]

(Check appropriate box or boxes)

GLOBAL X FUNDS
(Exact Name of Registrant as Specified In Its Charter)

600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 644-6440

Send Copies of Communications to:

Luis Berruga	Eric S. Purple, Esquire
600 Lexington Avenue, 20th Floor	Stradley Ronon Stevens & Young, LLP
New York, New York 10022	1250 Connecticut Avenue, N.W., Suite 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	Washington D.C. 20036

It is proposed that this filing will become effective: (check appropriate box)

[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	On [date] pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 539 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on this 30th day of August, 2018.

GLOBAL X FUNDS

BY: /s/ Luis Berruga
        Luis Berruga, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/Luis Berruga Luis Berruga	Trustee and President	August 30, 2018

/s/Sanjay Ram Bharwani* Sanjay Ram Bharwani	Trustee	August 30, 2018

/s/Charles A. Baker* Charles A. Baker	Trustee	August 30, 2018

/s/Clifford J. Weber* Clifford J. Weber	Trustee	August 30, 2018

*/s/Luis Berruga Luis Berruga Attorney-in-Fact, pursuant to a power of attorney		August 30, 2018

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase